Income Taxes (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Interest and penalties from examination	$ 170,000
Operating loss carryforwards, domestic		10,700,000
Operating loss carryforwards, state and local		9,200,000
Limitations on use, federal amount		9,900,000
Limitations on use, state and local amount		$ 9,200,000